OTHER (INCOME) EXPENSES (Schedule of Other (Income) Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
Gain on prior years subcontract provision					$ (323)
Capital loss on disposal of property and equipment
Doubtful debt provision	1,225		358		1,595
Gain on extinguishment of debts		[1]		[1]	(187)	[1]
Expenses related with SmartID acquisition			149
Total	$ 1,225		$ 507		$ 1,085

[1]	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.).